UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2015

                    DATE OF REPORTING PERIOD: MARCH 31, 2015

ITEM 1.      SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 95.6%
--------------------------------------------------------------------------------

                                                        FACE AMOUNT(1)    VALUE
                                                        --------------    -----
AUSTRALIA -- 2.0%
   Australia & New Zealand Banking Group MTN
       Callable 01/30/2020 @ $100
       4.750%, 01/30/2025 (A) ....................CNY     5,000,000   $  785,267
   National Australia Bank
       Callable 09/24/2016 @ $100
       8.000%, 09/29/2049 (A) ....................          300,000      324,000
                                                                       ---------
                                                                       1,109,267
                                                                       ---------
CHINA -- 51.1%
   Beijing Capital Polaris Investment
       2.875%, 04/01/2018 ........................        1,100,000    1,102,638
   Billion Express Investments
       0.750%, 10/18/2015 ........................          900,000      902,700
   Chalco Hong Kong Investment
       Callable 04/17/2017 @ $100
       6.250%, 04/29/2049 (A) ....................        1,000,000    1,017,823
   China Aoyuan Property Group
       Callable 01/17/2017 @ $106
       11.250%, 01/17/2019 .......................          200,000      189,040
   China Electronics Holdings MTN
       4.700%, 01/16/2017 ........................CNY     6,500,000    1,032,789
   China Hongqiao Group
       6.500%, 04/10/2017 ........................        1,000,000      978,750
   China Overseas Finance
       6.000%, 02/04/2021 ........................          600,000      678,000
   China Resources Power East Foundation
       Callable 05/09/2016 @ $100
       7.250%, 05/09/2049 (A) ....................          450,000      460,125
   China SCE Property Holdings
       Callable 11/14/2015 @ $106
       11.500%, 11/14/2017 .......................          680,000      656,200
       Callable 05/06/2015 @ $103
       10.500%, 01/14/2016 .......................CNY     1,000,000      155,588
   China Shanshui Cement Group
       Callable 03/10/2018 @ $104
       7.500%, 03/10/2020 ........................          500,000      497,500
   China Singyes Solar Technologies Holdings
       5.000%, 08/08/2019 ........................CNY     3,000,000      472,705
   China Taiping Insurance Holdings
       Callable 09/10/2019 @ $100
       5.450%, 12/31/2049 (A) ....................          400,000      415,956
   Datang Telecom Hong Kong Holdings
       5.500%, 09/29/2017 ........................CNY     7,000,000    1,106,342
   Dianjian Haixing
       Callable 10/21/2019 @ $100
       4.050%, 10/29/2049 (A) ....................          400,000      409,500
   ENN Energy Holdings
       6.000%, 05/13/2021 ........................          400,000      448,166
   Far East Horizon MTN
       4.500%, 03/22/2016 ........................CNY     2,000,000      319,400
   Favor Sea
       11.750%, 02/04/2019 .......................          300,000      282,900
   Franshion Development
       6.750%, 04/15/2021 ........................          350,000      389,375
   Fufeng Group
       Callable 05/06/2015 @ $102
       7.625%, 04/13/2016 ........................          200,000      203,000
   Future Land Development Holdings
       Callable 07/21/2017 @ $105
       10.250%, 07/21/2019 .......................          500,000      482,300
       Callable 07/21/2017 @ $105
       10.250%, 07/21/2019 .......................          220,000      212,212

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2015
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FACE AMOUNT(1)    VALUE
                                                        --------------    -----
CHINA -- CONTINUED
   Greenland Global Investment
       5.875%, 07/03/2024 ........................          600,000  $   613,028
   Greenland Hong Kong Holdings
       5.500%, 01/23/2018 ........................CNY     1,500,000      234,221
   Jinchuan Group
       4.750%, 07/17/2017 ........................CNY     5,000,000      770,937
   Kaisa Group Holdings
       Callable 01/08/2017 @ $105
       10.250%, 01/08/2020 .......................          300,000      171,000
       Callable 06/06/2017 @ $105
       9.000%, 06/06/2019 ........................          700,000      399,000
       Callable 03/19/2016 @ $104
       8.875%, 03/19/2018 ........................          800,000      456,000
   KWG Property Holding
       8.025%, 08/05/2019 ........................          500,000      482,500
   KWG Property Holding
       Callable 01/14/2017 @ $104
       8.975%, 01/14/2019 ........................          450,000      436,500
   Logan Property Holdings
       9.750%, 12/08/2017 ........................          250,000      241,250
   Logan Property Holdings
       Callable 06/04/2017 @ $106
       11.250%, 06/04/2019 .......................          594,000      558,778
   Maikun Investment
       4.500%, 06/06/2017 ........................CNY     7,000,000    1,098,795
   Oceanwide Real Estate International Holdings
       Callable 09/08/2017 @ $106
       11.750%, 09/08/2019 .......................          300,000      301,500
   Panda Funding Investment
       3.950%, 12/17/2016 ........................CNY     6,000,000      952,059
   Shandong International Hong Kong MTN
       5.800%, 12/07/2015 ........................CNY     2,000,000      322,799
   Shui On Development Holding
       Callable 12/10/2017 @ $100
       10.125%, 12/10/2049 (A) ...................          400,000      396,152
   Sinochem Global Capital
       Callable 11/02/2018 @ $100
       5.000%, 11/29/2049 (A) ....................          400,000      413,000
   Sino-Ocean Land Perpetual Finance
       Callable 05/13/2016 @ $100
       10.250%, 12/29/2049 (A) ...................          400,000      426,008
   Sino-Ocean Land Treasure Finance I MTN
       6.000%, 07/30/2024 ........................          500,000      521,650
   Sinotrans Sailing
       4.500%, 06/10/2017 ........................CNY     2,000,000      316,670
   Skyland Mining
       3.500%, 07/17/2017 ........................        1,075,000    1,079,002
   Sound Global
       Callable 08/10/2015 @ $106
       11.875%, 08/10/2017 .......................          200,000      182,804
   Sunac China Holdings
       Callable 10/16/2015 @ $106
       12.500%, 10/16/2017 .......................          600,000      631,500
   Times Property Holdings
       Callable 03/05/2018 @ $106
       11.450%, 03/05/2020 .......................          500,000      476,250
   Times Property Holdings
       10.375%, 07/16/2017 .......................CNY     2,000,000      297,533
   Trillion Chance
       Callable 01/10/2017 @ $104
       8.500%, 01/10/2019 ........................          300,000      272,309
   Unican MTN
       5.800%, 05/30/2017 ........................CNY     1,300,000      208,762
   Universal Number One
       5.700%, 01/30/2017 ........................CNY     7,000,000    1,115,391

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT(1)    VALUE
                                                        --------------    -----
CHINA -- CONTINUED
   West China Cement
       Callable 09/11/2017 @ $103
       6.500%, 09/11/2019 ........................          700,000  $   688,712
   Yieldking Investment
       5.150%, 07/31/2017 ........................CNY     5,000,000     792,404
   Yingde Gases Investment
       Callable 04/22/2016 @ $104
       8.125%, 04/22/2018 ........................          400,000      351,000
   Yunnan Energy Investment Overseas
       5.500%, 10/21/2017 ........................CNY     3,500,000     551,207
   Yuzhou Properties
       Callable 10/25/2015 @ $106
       11.750%, 10/25/2017 .......................          200,000      208,000
       Callable 01/24/2017 @ $104
       8.625%, 01/24/2019 ........................          360,000      341,100
                                                                      ----------
                                                                      28,720,830
                                                                      ----------
HONG KONG -- 17.5%
   Beijing Capital Hong Kong
       4.700%, 06/20/2017 ........................CNY     2,000,000     316,156
   Chalieco Hong Kong
       Callable 02/28/2017 @ $100
       6.875%, 08/28/2049 (A) ....................          350,000      359,625
   China CITIC Bank International MTN
       Callable 09/28/2017 @ $100
       3.875%, 09/28/2022 (A) ....................          300,000      302,949
   China City Construction International
       5.350%, 07/03/2017 ........................CNY     7,500,000    1,187,109
   China High Speed Transmission Equipment Group
       8.300%, 11/19/2017 ........................CNY     2,000,000     300,484
   China South City Holdings
       Callable 01/29/2017 @ $104
       8.250%, 01/29/2019 ........................          300,000      285,180
   CITIC Pacific
       6.800%, 01/17/2023 ........................        1,300,000    1,540,500
   Dah Sing Bank MTN
       Callable 01/29/2019 @ $100
       5.250%, 01/29/2024 (A) ....................          500,000      515,189
   Eastern Air Overseas Hong Kong
       4.800%, 03/13/2017 ........................CNY     3,000,000     480,707
   Far East Horizon
       Callable 06/23/2017 @ $100
       5.550%, 06/23/2049 (A) ....................        1,050,000    1,077,510
   FPC Treasury
       4.500%, 04/16/2023 ........................          300,000      295,835
   Hutchison Whampoa International
       5.750%, 09/11/2019 ........................          100,000      114,444
   Industrial & Commercial Bank of China Asia MTN
       5.125%, 11/30/2020 ........................          200,000      218,183
   RKI Finance MTN
       6.000%, 12/03/2016 ........................CNY     3,500,000     538,974
   Shimao Property Holdings
       Callable 02/10/2019 @ $104
       8.375%, 02/10/2022 ........................        1,100,000    1,113,750
   Vast Expand
       5.200%, 09/11/2017 ........................CNY     7,500,000    1,185,560
                                                                       ---------
                                                                       9,832,155
                                                                       ---------
INDIA -- 2.9%
   Century
       Callable 11/12/2017 @ $105
       10.250%, 11/12/2019 .......................          250,000      230,000
   GCX
       Callable 08/01/2016 @ $105
       7.000%, 08/01/2019 ........................          230,000      228,794

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FACE AMOUNT(1)    VALUE
                                                        --------------    -----
INDIA -- CONTINUED
   Greenko Dutch
       Callable 08/01/2017 @ $104
       8.000%, 08/01/2019 ........................          240,000  $   221,400
   ICICI Bank
       Callable 10/31/2016 @ $100
       7.250%, 08/29/2049 (A) ....................          150,000      153,640
   Reliance Industries
       4.875%, 02/10/2045 ........................          400,000      379,708
   Rolta Americas
       Callable 07/24/2017 @ $104
       8.875%, 07/24/2019 ........................          426,000      407,895
                                                                       ---------
                                                                       1,621,437
                                                                       ---------
INDONESIA -- 4.1%
   Astra Sedaya Finance MTN
       2.875%, 04/01/2018 ........................        1,000,000    1,000,790
   Comfeed Finance
       Callable 05/02/2016 @ $103
       6.000%, 05/02/2018 ........................          250,000      229,026
   Gajah Tunggal
       Callable 02/06/2016 @ $104
       7.750%, 02/06/2018 ........................          350,000      335,965
   Jababeka International
       Callable 09/24/2017 @ $104
       7.500%, 09/24/2019 ........................          200,000      200,178
   Marquee Land
       Callable 08/05/2017 @ $105
       9.750%, 08/05/2019 ........................          500,000      512,500
                                                                       ---------
                                                                       2,278,459
                                                                       ---------
MEXICO -- 0.8%
   Petroleos Mexicanos
       3.500%, 01/30/2023 ........................          450,000      439,425
                                                                       ---------
NETHERLANDS -- 2.1%
   Hyva Global
       Callable 05/06/2015 @ $102
       8.625%, 03/24/2016 ........................          700,000      644,000
   Indo Energy Finance II
       Callable 01/24/2018 @ $103
       6.375%, 01/24/2023 ........................          800,000      528,000
                                                                       ---------
                                                                       1,172,000
                                                                       ---------
PHILIPPINES -- 2.9%
   Royal Capital
       Callable 05/05/2019 @ $100
       6.250%, 05/29/2049 (A) ....................          800,000      832,504
   Security Bank
       3.950%, 02/03/2020 ........................          500,000      509,375
   Travellers International Hotel Group
       6.900%, 11/03/2017 ........................          300,000      320,013
                                                                       ---------
                                                                       1,661,892
                                                                       ---------
SINGAPORE -- 2.8%
   BOC Aviation MTN
       4.200%, 11/05/2018 ........................CNY     4,000,000      630,639
   Golden Legacy
       Callable 04/24/2017 @ $105
       9.000%, 04/24/2019 ........................          550,000      544,500
   Olam International MTN
       4.500%, 02/05/2020 ........................          400,000      401,947
                                                                       ---------
                                                                       1,577,086
                                                                       ---------
SRI LANKA -- 1.0%
   SriLankan Airlines
       5.300%, 06/27/2019 ...........................       600,000      587,295
                                                                       ---------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                       FACE AMOUNT(1)/
                                                          SHARES          VALUE
                                                        --------------    -----
THAILAND -- 2.4%
   Krung Thai Bank MTN
       Callable 12/26/2019 @ $100
       5.200%, 12/26/2024 (A) .......................       600,000  $   624,226
   PTT Exploration & Production
       Callable 06/18/2019 @ $100
       4.875%, 12/29/2049 (A) .......................       750,000      751,875
                                                                       ---------
                                                                       1,376,101
                                                                       ---------
UNITED ARAB EMIRATES -- 2.1%
   AHB Tier 1 Sukuk
       Callable 06/30/2019 @ $100
       5.500%, 06/29/2049 (A) .......................       500,000      515,000
   Emirates NBD Tier 1
       Callable 05/30/2019 @ $100
       5.750%, 05/29/2049 (A) .......................       450,000      446,220
   MAF Global Securities
       Callable 10/29/2018 @ $100
       7.125%, 10/29/2049 (A) .......................       200,000      213,290
                                                                       ---------
                                                                       1,174,510
                                                                       ---------
UNITED KINGDOM -- 3.9%
   HSBC Holdings
       6.375%, 03/29/2049 ...........................     1,700,000    1,734,000
   Vedanta Resources
       8.250%, 06/07/2021 ...........................       500,000      453,750
                                                                       ---------
                                                                       2,187,750
                                                                       ---------
   TOTAL CORPORATE OBLIGATIONS
       (Cost $54,136,174) ...........................                 53,738,207
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 6.7%
--------------------------------------------------------------------------------
   SEI Daily Income Trust Money Market Fund, Cl A, 0.010%
       (Cost $3,802,059) ............................     3,802,059    3,802,059
                                                                     -----------
TOTAL INVESTMENTS -- 102.3%
   (Cost $57,938,233)+ ..............................                $57,540,266
                                                                     ===========


A summary of the open futures contracts held by the Fund at March 31, 2015, is as follows:

                                 NUMBER OF
          TYPE OF               CONTRACTS     EXPIRATION       UNREALIZED
         CONTRACT                 SHORT          DATE         DEPRECIATION
--------------------------------------------------------------------------------
U.S. 5-Year Treasury Note         (14)         Jun-2015       $   (9,865)
U.S. 10-Year Treasury Note         (1)         Jun-2015             (689)
                                                              -----------
                                                              $  (10,554)
                                                              ===========

A summary of outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:


                                                                                       UNREALIZED
                                                                                      APPRECIATION
COUNTERPARTY      SETTLEMENT DATE     CURRENCY TO DELIVER    CURRENCY TO RECEIVE     (DEPRECIATION)
------------- --------------- ---------------------------- -------------------- ---------- --------------
Credit Suisse     4/24/15-6/24/15     CNY    172,350,795     USD     27,180,000      $   (459,507)
Credit Suisse     4/24/15-8/26/15     USD     42,230,000     CNY    266,145,245           346,935
                                                                                     -------------
                                                                                     $   (112,572)
                                                                                     =============

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

For the period ended March 31, 2015, the total amount of all open futures contracts and forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $56,220,510.
(1) In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on March 31, 2015.
(B) Rate shown is the 7-day effective yield as of March 31, 2015.
 + At March 31, 2015, the tax basis cost of the Fund's investments was $57,938,233, and the unrealized appreciation and depreciation were $781,597 and $(1,179,564), respectively.
CL -- CLASS
CNY -- CHINA YUAN RENMINBI
MTN -- MEDIUM TERM NOTE
USD -- U.S. DOLLAR

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at value:

Investments in Securities                   Level 1          Level 2         Level 3            Total
--------------------------------------------------------------------------------------------------------------
  Corporate Obligations                 $          --     $53,738,207        $    --       $  53,738,207
  Short-Term Investment                     3,802,059              --             --           3,802,059
                                        -------------     -----------        -------       -------------
Total Investments in Securities         $   3,802,059     $53,738,207        $    --       $  57,540,266
                                        =============     ===========        =======       =============


Other Financial Instruments:              Level 1            Level 2         Level 3            Total
--------------------------------------------------------------------------------------------------------------
  Futures Contracts*
    Unrealized Depreciation             $     (10,554)    $        --        $    --       $     (10,554)
  Forward Foreign Currency Contracts*
    Unrealized Appreciation                        --         346,935             --             346,935
    Unrealized Depreciation                        --        (459,507)            --            (459,507)
                                        -------------     -----------        -------       -------------
Total Other Financial Instruments       $     (10,554)    $  (112,572)      $     --       $    (123,126)
                                        =============     ===========        =======       =============

* Futures contracts and Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended March 31, 2015, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-0500

ITEM 2.      CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.      EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund

                                          /s/ Michael Beattie
By (Signature and Title)                  -------------------------------
                                          Michael Beattie
                                          President

Date: May 29, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          /s/ Michael Beattie
By (Signature and Title)                  -------------------------------
                                          Michael Beattie
                                          President

Date: May 29, 2015

                                          /s/ Rami Abdel-Rahman
By (Signature and Title)                  -------------------------------
                                          Rami Abdel-Rahman
                                          Treasurer, Controller & CFO

Date: May 29, 2015